Filed pursuant to Rule 497(e)

File Nos. 002-98772 and 811-04347

GMO TRUST

Supplement dated February 9, 2012

to the

GMO Trust Statement of Additional Information dated June 30, 2011, as supplemented

Disclosure of Portfolio Holdings

Effective immediately, the fourth paragraph under the section “Disclosure of Portfolio Holdings” on pages 131-132 is deleted in its entirety and replaced with the following two paragraphs:

GMO may disclose a Fund’s portfolio holdings (together with any other information from which the Fund’s portfolio holdings could reasonably be derived, as reasonably determined by GMO) (the “Portfolio Holdings Information”) to shareholders (including shareholders of record of indirect investments in a Fund through another fund managed by GMO), qualified potential shareholders as determined by GMO (including qualified potential shareholders of record who are considering an indirect investment in a Fund through another fund managed by GMO), and their consultants and agents (collectively, “Permitted Recipients”) by means of the GMO website.

The Funds’ Prospectuses describe the type of information disclosed on GMO’s website, as well as the frequency with which it is disclosed and the lag between the date of the information and the date of its disclosure. The largest fifteen holdings of some GMO Funds are posted monthly on GMO’s website and typically are available to shareholders without a confidentiality agreement. In addition, from time to time position attribution information regarding one or more Funds may be posted to GMO’s website (e.g., best/worst performing positions in the Fund over a specified time period). In response to market interest in specific issuers, a Fund’s holdings in one or more issuers may be made available on a more frequent basis as circumstances warrant. Typically, no confidentiality agreement is needed to access this information.

Effective immediately, the sixth paragraph under the section “Disclosure of Portfolio Holdings” on page 132 is deleted in its entirety and replaced to be read as follows:

GMO also may from time-to-time disclose portfolio holdings information to all shareholders of a Fund and their consultants and agents (including shareholders of record of indirect investments in a Fund through another fund managed by GMO). Such disclosure may be made by email, written notice or any other means in such scope and form as GMO may reasonably determine, and generally will not be subject to a confidentiality agreement and will not be required to be posted to GMO’s website in advance.

Filed pursuant to Rule 497(e)

File Nos. 002-98772 and 811-04347

GMO TRUST

Supplement dated February 9, 2012

to the

GMO Trust Class M Shares Statement of Additional Information dated June 30, 2011

Disclosure of Portfolio Holdings

Effective immediately, the fourth paragraph under the section “Disclosure of Portfolio Holdings” on page 89 is deleted in its entirety and replaced with the following two paragraphs:

GMO may disclose a Fund’s portfolio holdings (together with any other information from which the Fund’s portfolio holdings could reasonably be derived, as reasonably determined by GMO) (the “Portfolio Holdings Information”) to shareholders (including shareholders of record of indirect investments in a Fund through another fund managed by GMO), qualified potential shareholders as determined by GMO (including qualified potential shareholders of record who are considering an indirect investment in a Fund through another fund managed by GMO), and their consultants and agents (collectively, “Permitted Recipients”) by means of the GMO website.

The Funds’ Prospectuses describe the type of information disclosed on GMO’s website, as well as the frequency with which it is disclosed and the lag between the date of the information and the date of its disclosure. The largest fifteen holdings of some GMO Funds are posted monthly on GMO’s website and typically are available to shareholders without a confidentiality agreement. In addition, from time to time position attribution information regarding one or more Funds may be posted to GMO’s website (e.g., best/worst performing positions in the Fund over a specified time period). In response to market interest in specific issuers, a Fund’s holdings in one or more issuers may be made available on a more frequent basis as circumstances warrant. Typically, no confidentiality agreement is needed to access this information.

Effective immediately, the sixth paragraph under the section “Disclosure of Portfolio Holdings” on page 89 is deleted in its entirety and replaced to be read as follows:

GMO also may from time-to-time disclose portfolio holdings information to all shareholders of a Fund and their consultants and agents (including shareholders of record of indirect investments in a Fund through another fund managed by GMO). Such disclosure may be made by email, written notice or any other means in such scope and form as GMO may reasonably determine, and generally will not be subject to a confidentiality agreement and will not be required to be posted to GMO’s website in advance.

Filed pursuant to Rule 497(e)

File Nos. 002-98772 and 811-04347

GMO TRUST

Supplement dated February 9, 2012

to the

GMO Resources Fund Statement of Additional Information dated December 6, 2011

Disclosure of Portfolio Holdings

Effective immediately, the fourth paragraph under the section “Disclosure of Portfolio Holdings” on pages 80-81 is deleted in its entirety and replaced with the following two paragraphs:

GMO may disclose the Fund’s portfolio holdings (together with any other information from which the Fund’s portfolio holdings could reasonably be derived, as reasonably determined by GMO) (the “Portfolio Holdings Information”) to shareholders (including shareholders of record of indirect investments in the Fund through another fund managed by GMO), qualified potential shareholders as determined by GMO (including qualified potential shareholders of record who are considering an indirect investment in the Fund through another fund managed by GMO), and their consultants and agents (collectively, “Permitted Recipients”) by means of the GMO website.

The Fund’s Prospectus describes the type of information disclosed on GMO’s website, as well as the frequency with which it is disclosed and the lag between the date of the information and the date of its disclosure. The largest fifteen holdings of some GMO Funds are posted monthly on GMO’s website and typically are available to shareholders without a confidentiality agreement. In addition, from time to time position attribution information regarding one or more GMO Funds may be posted to GMO’s website (e.g., best/worst performing positions in the Fund over a specified time period). In response to market interest in specific issuers, the Fund’s holdings in one or more issuers may be made available on a more frequent basis as circumstances warrant. Typically, no confidentiality agreement is needed to access this information.

Effective immediately, the sixth paragraph under the section “Disclosure of Portfolio Holdings” on page 81 is deleted in its entirety and replaced to be read as follows:

GMO also may from time-to-time disclose portfolio holdings information to all shareholders of the Fund and their consultants and agents (including shareholders of record of indirect investments in the Fund through another fund managed by GMO). Such disclosure may be made by email, written notice or any other means in such scope and form as GMO may reasonably determine, and generally will not be subject to a confidentiality agreement and will not be required to be posted to GMO’s website in advance.